Pensions (Details) - Schedule of Present Value of Defined Benefit Obligation - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Discount rate Increase 0.5% [Member]
Pensions (Details) - Schedule of Present Value of Defined Benefit Obligation [Line Items]
Effect on present value of defined benefit obligation		$ (8,597)
Discount rate Decrease 0.5% [Member]
Pensions (Details) - Schedule of Present Value of Defined Benefit Obligation [Line Items]
Effect on present value of defined benefit obligation		9,541
Future salary increases Increase 0.5% [Member]
Pensions (Details) - Schedule of Present Value of Defined Benefit Obligation [Line Items]
Effect on present value of defined benefit obligation		9,150
Future salary increases Decrease 0.5% [Member]
Pensions (Details) - Schedule of Present Value of Defined Benefit Obligation [Line Items]
Effect on present value of defined benefit obligation		$ (8,369)